NOTES PAYABLE - Additional Information (Detail)	9 Months Ended		12 Months Ended			1 Months Ended				0 Months Ended		1 Months Ended	12 Months Ended									12 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2011 Third Party Loan [Member] USD ($)	Sep. 30, 2011 Third Party Loan [Member] CAD	Jan. 31, 2012 Promissory Note For Working Capital [Member] USD ($)	Dec. 31, 2011 Promissory Note For Working Capital [Member]	Jul. 06, 2012 Prudential Notes [Member] USD ($)	Jul. 03, 2012 Prudential Notes [Member] USD ($)	Dec. 31, 2012 Prudential Notes [Member] USD ($)	Dec. 31, 2012 Additional Colombia Loans [Member] USD ($)	Dec. 31, 2011 Additional Colombia Loans [Member]	Dec. 31, 2010 Additional Colombia Loans [Member]	Dec. 31, 2012 Encompass LLP [Member] USD ($)	Dec. 31, 2011 Encompass LLP [Member] USD ($)	Dec. 31, 2012 CLCH [Member] USD ($)	Dec. 31, 2011 CLCH [Member] USD ($)	Dec. 31, 2011 Royal Bank of Canada [Member] USD ($)	Dec. 31, 2012 Maximum [Member] Colombia Loans [Member]	Dec. 31, 2012 Maximum [Member] Additional Colombia Loans [Member]	Dec. 31, 2012 Minimum [Member] Colombia Loans [Member]	Dec. 31, 2012 Minimum [Member] Additional Colombia Loans [Member]	Dec. 31, 2012 Jeff Hastings [Member] USD ($)	Jan. 01, 2009 Jeff Hastings [Member] USD ($)	Jun. 24, 2013 Former SAE Stockholders [Member] USD ($)	Sep. 30, 2013 Former SAE Stockholders [Member] USD ($)	Nov. 28, 2012 2012 Credit Agreement [Member] USD ($)	Sep. 30, 2013 2012 Credit Agreement [Member] USD ($)	Sep. 30, 2013 2012 Credit Agreement [Member] USD ($)	Dec. 31, 2012 2012 Credit Agreement [Member] USD ($)	Jun. 24, 2013 2012 Credit Agreement [Member] USD ($)	Nov. 28, 2012 2012 Credit Agreement [Member] Maximum [Member] USD ($)	Dec. 31, 2012 2012 Credit Agreement [Member] Maximum [Member] USD ($)	Nov. 28, 2012 2012 Credit Agreement [Member] Minimum [Member] USD ($)	Dec. 31, 2012 2012 Credit Agreement [Member] Minimum [Member] USD ($)
Schedule of Notes Payable [Line Items]
Debt, principal amount	$ 80,820,000		$ 79,900,000	$ 0																						$ 3,000,000	$ 11,775,000	$ 12,267,000	$ 80,000,000
Principal payment per quarter																																		250,000	200,000	200,000	100,000
Debt instrument interest rate						8.25%	8.25%		9.00%	8.75%	8.75%										13.87%	13.50%	8.20%	6.80%		8.50%	10.00%		13.50%			13.50%
Debt instrument interest rate paid-in-kind																													2.50%			2.50%
Paid-in-Kind Interest	1,520,000	0																												525,000	1,520,000
Notes payable to related parties	500,000		53,000	1,970,000																					53,000
Note payable																												17,500,000
Debt instrument maturity date																						Jun. 06, 2013		Oct. 31, 2012			Jun. 24, 2023
Due to Related Parties, Total	500,000
Debt Conversion, Converted Instrument, Warrants or Options Issued	1,000,000
Debt Instrument, Convertible, Conversion Price	$ 12
Additional Loans Available to the Borrowers																																	20,000,000
Long-term Debt, Gross	80,332,000		79,293,000	5,423,000																							17,500,000					79,378,000
Debt Instrument, Interest Rate, Stated Percentage						8.25%	8.25%		9.00%	8.75%	8.75%										13.87%	13.50%	8.20%	6.80%		8.50%	10.00%		13.50%			13.50%
Proceeds from Short-term Debt, Total													8,698,000
Debt, Weighted Average Interest Rate													9.24%	9.61%	10.18%
Line of Credit Facility, Maximum Borrowing Capacity																3,000,000		3,000,000		2,500,000
Line of Credit Facility, Interest Rate at Period End																15.00%		8.50%		1.25%
Line of Credit Facility, Amount Outstanding																0	1,917,000	53,000	53,000	0
Interest Payable, Current			0	252,000													211,000
Payments to Acquire Machinery and Equipment						162,000	157,000
Debt Instrument, Periodic Payment						21,000	20,000
Proceeds from Notes Payable	0	70,122,000	118,247,000	4,139,000	2,284,000			375,000		5,000,000	15,000,000
Prepayment Fee												2,209,000
Payments of Financing Costs, Total																													40,000,000			9,279,000
Payments to Acquire Productive Assets, Total																													40,000,000
Percentage Of Warrants Issued For Common Stock Deemed Outstanding																																1.00%
Debt Instrument, Unamortized Discount	488,000		607,000	0																												622,000
Amortization of Debt Discount (Premium)			15,000																													213,000
Net Loan			79,293,000	5,224,000																												79,293,000
Debt Instrument, Fair Value Disclosure	$ 80,820,000		$ 79,900,000	$ 5,423,000																												$ 79,900,000